Acquisitions And Divestitures (Tables)	12 Months Ended
Dec. 31, 2013
Acquisitions And Divestitures [Abstract]
Schedule Of Acquisitions And Divestitures

For the years ended December 31	2013	2012	2011

Acquisitions
Canadian Division	$28	$139	$410
USA Division	156	240	105
Total Acquisitions	184	379	515

Divestitures
Canadian Division	(685)	(3,770)	(350)
USA Division	(18)	(271)	(1,730)
Corporate & Other	(2)	(2)	-
Total Divestitures	(705)	(4,043)	(2,080)
Net Acquisitions and Divestitures	$(521)	$(3,664)	$(1,565)